Property, Plant and Equipment, net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 349,980	$ 253,956	$ 36,362